UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

TCM SMALL-MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.3%
	Aerospace & Defense - 2.5%
138,794	BE Aerospace, Inc. *	$5,139,542
52,282	TransDigm Group, Inc. *	3,764,827
		8,904,369
	Auto Components - 0.8%
130,294	LKQ Corp. *	2,960,280

	Biotechnology - 0.9%
52,347	United Therapeutics Corp *	3,309,377

	Capital Markets - 3.3%
73,665	Affiliated Managers Group, Inc. *	7,309,041
110,456	Lazard Ltd.	4,361,908
		11,670,949
	Chemicals - 2.7%
189,829	Ferro Corp. *	2,779,097
118,296	Nalco Holding Co.	3,778,374
59,333	The Scotts Miracle-Gro Co.	3,012,336
		9,569,807
	Communications Equipment - 4.8%
142,338	ADTRAN, Inc.	5,154,059
104,746	Aruba Networks, Inc. *	2,187,096
183,061	NICE Systems Ltd. - ADR *	6,388,829
80,223	Polycom, Inc. *	3,127,093
		16,857,077
	Construction & Engineering - 4.1%
166,984	KBR, Inc.	5,088,002
225,853	McDermott International, Inc. *	4,672,899
115,352	URS Corp. *	4,799,797
		14,560,698
	Diversified Consumer Services - 0.7%
44,331	Coinstar, Inc. *	2,502,042

	Diversified Financial Services - 1.9%
28,429	IntercontinentalExchange, Inc. *	3,387,315
85,823	MSCI, Inc. *	3,343,664
		6,730,979
	Electrical Equipment - 5.0%
127,587	GrafTech International Ltd. *	2,531,326
61,200	Polypore International, Inc. *	2,492,676
53,792	Roper Industries, Inc.	4,111,323
149,876	Sensata Technologies Holding BV - Class A *	4,512,766
101,970	Woodward Governor Co.	3,829,993
		17,478,084
	Electronic Equipment & Instruments - 2.1%
141,882	Amphenol Corp. - Class A	7,488,532

	Electronic Equipment, Instruments & Components - 2.2%
89,281	National Instruments Corp.	3,360,537
107,194	Trimble Navigation Ltd. *	4,280,256
		7,640,793
	Energy Equipment & Services - 3.8%
86,113	Complete Production Services, Inc. *	2,544,639

50,436	Core Laboratories NV	4,491,326
13,255	Helix Energy Solutions Group, Inc. *	160,916
70,783	Helmerich & Payne, Inc.	3,431,560
118,661	Patterson-UTI Energy, Inc.	2,557,144
		13,185,585
	Health Care Equipment & Supplies - 3.5%
62,805	The Cooper Companies, Inc.	3,538,433
60,245	IDEXX Laboratories, Inc. *	4,170,159
71,061	Illumina, Inc. *	4,501,004
		12,209,596
	Health Care Providers & Services - 6.7%
201,567	Brookdale Senior Living, Inc. *	4,315,550
89,721	Catalyst Health Solutions, Inc. *	4,171,129
67,604	Emergency Medical Services Corp. *	4,367,894
444,099	Health Management Associates, Inc. - Class A *	4,236,704
122,191	HealthSouth Corp. *	2,530,576
57,618	MEDNAX, Inc. *	3,877,115
		23,498,968
	Health Care Technology - 0.8%
148,428	Allscripts-Misys Healthcare Solutions, Inc. *	2,860,208

	Hotels, Restaurants & Leisure - 3.7%
52,176	Buffalo Wild Wings, Inc. *	2,287,918
314,166	MGM Resorts International *	4,665,365
69,265	P.F. Chang's China Bistro, Inc.	3,356,582
56,379	WMS Industries, Inc. *	2,550,586
		12,860,451
	Household Durables - 0.9%
83,439	Tempur-Pedic International, Inc. *	3,342,566

	IT Services - 1.7%
126,748	Booz Allen Hamilton Holding Corp. - Class A *	2,462,714
94,489	VeriFone Holdings, Inc. *	3,643,496
		6,106,210
	Machinery - 4.2%
132,995	Actuant Corp.	3,540,327
47,394	Joy Global, Inc.	4,111,429
89,193	Kennametal, Inc.	3,519,556
59,061	Navistar International Corp. *	3,420,223
		14,591,535
	Metals & Mining - 4.6%
90,995	Alpha Natural Resources, Inc. *	5,462,430
64,041	Sims Metal Management Ltd. - ADR	1,398,655
199,038	Titanium Metals Corp. *	3,419,473
45,551	Walter Energy, Inc.	5,823,240
		16,103,798
	Oil, Gas & Consumable Fuels - 1.1%
103,749	Forest Oil Corp. *	3,939,350

	Pharmaceuticals - 1.0%
74,132	Salix Pharmaceuticals Ltd. *	3,481,239

	Professional Services - 1.9%
47,122	Manpower, Inc.	2,957,377
116,031	Robert Half International, Inc.	3,550,548
		6,507,925

	Road & Rail - 2.8%
87,711	Genesee & Wyoming, Inc. *	4,644,297
62,147	JB Hunt Transport Services, Inc.	2,536,219
129,641	Knight Transportation, Inc.	2,463,179
		9,643,695
	Semiconductors & Semiconductor Equipment - 12.5%
441,148	Atmel Corp. *	5,434,943
107,575	Avago Technologies Ltd.	3,062,660
242,582	Cypress Semiconductor Corp. *	4,507,174
251,864	Entropic Communications, Inc. *	3,042,517
73,218	Hittite Microwave Corp. *	4,469,227
133,368	International Rectifier Corp. *	3,959,696
80,177	Lam Research Corp. *	4,151,565
217,664	Microsemi Corp. *	4,984,506
80,031	NetLogic Microsystems, Inc. *	2,513,774
18,141	OmniVision Technologies, Inc. *	537,155
97,086	Skyworks Solutions, Inc. *	2,779,572
122,416	Varian Semiconductor Equipment Associates, Inc. *	4,525,719
		43,968,508
	Software - 6.8%
102,511	ANSYS, Inc. *	5,337,748
82,549	Concur Technologies, Inc. *	4,286,769
62,187	Informatica Corp. *	2,738,094
139,319	MICROS Systems, Inc. *	6,110,531
165,857	SuccessFactors, Inc. *	4,803,219
16,332	Verint Systems, Inc. *	517,724
		23,794,085
	Specialty Retail - 3.4%
115,645	Dick's Sporting Goods, Inc. *	4,336,687
133,354	Dress Barn, Inc. *	3,523,213
201,464	OfficeMax, Inc. *	3,565,913
12,282	Urban Outfitters, Inc. *	439,818
		11,865,631
	Textiles, Apparel & Luxury Goods - 2.1%
223,791	CROCS, Inc. *	3,831,302
61,283	Warnaco Group, Inc. *	3,374,855
		7,206,157
	Trading Companies & Distributors - 3.1%
56,338	Fastenal Co.	3,375,210
68,723	MSC Industrial Direct, Inc.	4,445,691
47,269	Watsco, Inc.	2,981,728
		10,802,629
	Wireless Telecommunication Services - 2.7%
92,169	NII Holdings, Inc. *	4,116,267
127,304	SBA Communications Corp. - Class A *	5,211,826
		9,328,093
	TOTAL COMMON STOCKS
	(Cost $280,415,317)	344,969,216

	TRUST & PARTNERSHIP - 0.2%
	Real Estate Investment Trust - 0.2%
23,828	LaSalle Hotel Properties	629,059

	TOTAL TRUST & PARTNERSHIP
	(Cost $624,089)	629,059

	SHORT-TERM INVESTMENTS - 2.3%
Par	Commercial Paper - 2.3%
$8,195,977	Intesa Funding, 0.001%, 1/3/11	8,195,977

Shares	Money Market Fund - 0.0% #
47,654	SEI Daily Income Trust Government Fund - Class B, 0.052% (1)			47,654

	TOTAL SHORT-TERM INVESTMENTS			8,243,631
	(Cost $8,243,631)
	TOTAL INVESTMENTS IN SECURITIES - 100.8%
	(Cost $289,283,037)			353,841,906
	Liabilities in Excess of Other Assets - (0.8)%			(2,860,926)
	TOTAL NET ASSETS - 100.0%			$350,980,980

	*	Non-income producing security.
	ADR	American Depository Receipt
	(1)	7-day yield as of December 31, 2010.
	#	Less than 0.05%

	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

	Cost of investments		$ 292,524,104
	Gross unrealized appreciation		65,303,325
	Gross unrealized depreciation		(3,985,523)
	Net unrealized appreciation		$ 61,317,802

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM Small-Mid Cap Growth Fund
Summary of Fair Value Exposure at December 31, 2010 (Unaudited)

The TCM Small-Mid Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$344,969,216	$-	$-	$344,969,216
Partnership & Trust ^	629,059	-	-	629,059
Short-Term Investments	47,654	8,195,977	-	8,243,631
Total Investments in Securities	$345,645,929	$8,195,977	$-	$353,841,906

^ See Schedule of Investments for industry breakout.

TCM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.8%
	Aerospace & Defense - 3.2%
154,033	DigitalGlobe, Inc. *	$4,884,386
124,207	GeoEye, Inc. *	5,265,135
96,100	HEICO Corp.	4,903,983
171,732	LMI Aerospace, Inc. *	2,745,995
		17,799,499
	Air Freight & Logistics - 1.0%
167,445	Hub Group, Inc. *	5,884,017

	Auto Components - 0.8%
210,593	LKQ Corp. *	4,784,673

	Biotechnology - 1.7%
423,687	Cepheid *	9,638,879

	Capital Markets - 3.3%
119,273	Affiliated Managers Group, Inc. *	11,834,267
82,320	Greenhill & Co., Inc.	6,723,898
		18,558,165
	Chemicals - 2.8%
303,344	Ferro Corp. *	4,440,956
192,218	Nalco Holding Co.	6,139,443
256,506	STR Holdings, Inc. *	5,130,120
		15,710,519
	Commercial Services & Supplies - 1.7%
232,343	Healthcare Services Group, Inc.	3,780,221
221,976	Tetra Tech, Inc. *	5,562,718
		9,342,939
	Communications Equipment - 6.0%
268,666	ADTRAN, Inc.	9,728,396
171,346	Aruba Networks, Inc. *	3,577,704
276,085	Ixia *	4,632,706
309,235	NICE Systems Ltd. - ADR *	10,792,302
377,666	Oclaro, Inc. *	4,966,308
		33,697,416
	Construction & Engineering - 5.1%
191,677	EMCOR Group, Inc. *	5,554,799
288,342	KBR, Inc.	8,785,781
364,869	McDermott International, Inc. *	7,549,140
160,032	URS Corp. *	6,658,931
		28,548,651
	Diversified Consumer Services - 1.2%
70,288	Coinstar, Inc. *	3,967,055
134,478	Pantry, Inc. *	2,670,733
		6,637,788
	Diversified Telecommunication Services - 1.3%
129,752	AboveNet, Inc.	7,585,302

	Electrical Equipment - 3.9%
202,507	GrafTech International Ltd. *	4,017,739
155,306	II-VI, Inc. *	7,199,986
105,361	Polypore International, Inc. *	4,291,354
165,769	Woodward Governor Co.	6,226,284
		21,735,363
	Electronic Equipment, Instruments & Components - 0.7%
111,707	Rofin-Sinar Technologies, Inc. *	3,958,896

	Energy Equipment & Services - 3.0%
135,162	Complete Production Services, Inc. *	3,994,037
83,809	Core Laboratories NV	7,463,192
65,856	Dril-Quip, Inc. *	5,118,328
16,341	Helix Energy Solutions Group, Inc. *	198,380

1,608	North American Energy Partners, Inc. *	19,714
		16,793,651
	Health Care Equipment & Supplies - 5.6%
259,467	American Medical Systems Holdings, Inc. *	4,893,547
121,458	The Cooper Companies, Inc.	6,842,944
96,627	IDEXX Laboratories, Inc. *	6,688,521
115,843	Illumina, Inc. *	7,337,496
134,742	Sirona Dental Systems, Inc. *	5,629,521
		31,392,029
	Health Care Providers & Services - 10.1%
145,328	Catalyst Health Solutions, Inc. *	6,756,298
113,734	Emergency Medical Services Corp. *	7,348,354
217,412	Emeritus Corp. *	4,285,191
236,339	ExamWorks Group, Inc. *	4,367,545
710,224	Health Management Associates, Inc. - Class A *	6,775,537
223,432	HealthSouth Corp. *	4,627,277
151,540	HMS Holdings Corp. *	9,815,246
159,309	IPC The Hospitalist Co., Inc. *	6,214,644
96,293	MEDNAX, Inc. *	6,479,556
		56,669,648
	Hotels, Restaurants & Leisure - 3.2%
82,654	Buffalo Wild Wings, Inc. *	3,624,378
389,179	Orient-Express Hotels Ltd. - Class A *	5,055,435
107,363	P. F. Changs China Bistro, Inc.	5,202,811
93,321	WMS Industries, Inc. *	4,221,842
		18,104,466
	Household Durables - 1.0%
135,426	Tempur-Pedic International, Inc. *	5,425,166

	IT Services - 1.1%
154,113	VeriFone Holdings, Inc. *	5,942,597

	Machinery - 1.0%
205,115	Actuant Corp.	5,460,161

	Metals & Mining - 3.4%
139,062	Alpha Natural Resources, Inc. *	8,347,892
110,960	Haynes International, Inc.	4,641,456
228,845	Horsehead Holding Corp. *	2,984,139
137,700	Sims Metal Management Ltd. - ADR	3,007,368
		18,980,855
	Oil & Gas Equipment & Services - 0.7%
266,344	Tesco Corp. *	4,229,543

	Pharmaceuticals - 1.4%
161,637	Salix Pharmaceuticals Ltd. *	7,590,474

	Professional Services - 1.5%
361,021	Korn/Ferry International *	8,343,195

	Road & Rail - 2.0%
140,249	Genesee & Wyoming, Inc. *	7,426,185
205,626	Knight Transportation, Inc.	3,906,894
		11,333,079
	Semiconductors & Semiconductor Equipment - 14.0%
122,851	Advanced Energy Industries, Inc. *	1,675,688
540,529	Brooks Automation, Inc. *	4,902,598

395,606	Cypress Semiconductor Corp. *	7,350,359
402,030	Entropic Communications, Inc. *	4,856,522
117,424	Hittite Microwave Corp. *	7,167,561
213,559	International Rectifier Corp. *	6,340,567
140,720	Lam Research Corp. *	7,286,482
348,067	Microsemi Corp. *	7,970,734
399,544	MIPS Technologies, Inc. *	6,057,087
129,032	NetLogic Microsystems, Inc. *	4,052,895
83,941	OmniVision Technologies, Inc. *	2,485,493
356,384	Ultratech, Inc. *	7,084,914
195,901	Varian Semiconductor Equipment Associates, Inc. *	7,242,460
179,415	Volterra Semiconductor Corp. *	4,155,251
		78,628,611
	Software - 8.7%
77,663	Advent Software, Inc. *	4,498,241
167,795	ANSYS, Inc. *	8,737,086
127,223	Concur Technologies, Inc. *	6,606,690
240,212	MICROS Systems, Inc. *	10,535,698
270,447	SuccessFactors, Inc. *	7,832,145
256,345	Taleo Corp. *	7,087,939
107,674	Verint Systems, Inc. *	3,413,266
		48,711,065
	Specialty Retail - 4.0%
190,662	Dick's Sporting Goods, Inc. *	7,149,825
173,204	Dress Barn, Inc. *	4,576,050
139,047	Hibbett Sports, Inc. *	5,130,834
325,473	OfficeMax, Inc. *	5,760,872
		22,617,581
	Textiles, Apparel & Luxury Goods - 2.3%
427,555	CROCS, Inc. *	7,319,741
98,525	Warnaco Group, Inc. *	5,425,772
		12,745,513
	Trading Companies & Distributors - 0.8%
73,092	Watsco, Inc.	4,610,643

	Transportation - 0.8%
396,048	Wabash National Corp. *	4,693,169

	Wireless Telecommunication Services - 1.5%
207,519	SBA Communications Corp. - Class A *	8,495,828

	TOTAL COMMON STOCKS
	(Cost $397,048,055)	554,649,381

	TRUST & PARTNERSHIP - 0.2%
	Real Estate Investment Trust - 0.2%
38,383	LaSalle Hotel Properties	1,013,311

	TOTAL TRUST & PARTNERSHIP
	(Cost $1,005,305)	1,013,311

	SHORT-TERM INVESTMENTS - 1.6%
Par	Commercial Paper - 1.6%
$9,208,973	Intesa Funding, 0.001%, 1/3/11	9,208,973

Shares	Money Market Fund - 0.0% #
45,772	SEI Daily Income Trust Government Fund - Class B, 0.052% (1)	45,772

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,254,745)	9,254,745
	TOTAL INVESTMENTS IN SECURITIES - 100.6%
	(Cost $407,308,105)	564,917,437
	Liabilities in Excess of Other Assets - (0.6)%	(3,556,417)
	TOTAL NET ASSETS - 100.00%	$561,361,020

*	Non-income producing security.
ADR	American Depository Receipt
(1)	7-day yield as of December 31, 2010.
#	Less than 0.05%

	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

	Cost of investments	$410,156,648
	Gross unrealized appreciation	159,827,424
	Gross unrealized depreciation	(5,066,635)
	Net unrealized appreciation	$154,760,789

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM Small Cap Growth Fund
Summary of Fair Value Exposure at December 31, 2010 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$554,649,381	$-	$-	$554,649,381
Partnership & Trust ^	1,013,311	-	-	1,013,311
Short-Term Investments	45,772	9,208,973	-	9,254,745
Total Investments in Securities	$555,708,464	$9,208,973	$-	$564,917,437

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Eric W. Falkeis
                                              Eric W. Falkeis, President

Date    February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date February 28, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.